AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES — 59.1%
	United States Treasury Note
$4,595,000	2.000%, 7/31/2020	$4,601,961
4,200,000	1.625%, 11/30/2020	4,224,772
4,200,000	2.250%, 2/15/2021	4,254,386
	TOTAL U.S. TREASURY NOTES
	(Cost $12,957,305)	13,081,119

Number of Shares
	SHORT-TERM INVESTMENTS — 31.1%
6,899,950	Fidelity Treasury Portfolio - Institutional Class, 0.09%[1]	6,899,950
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,899,950)	6,899,950
	TOTAL INVESTMENTS — 90.2%
	(Cost $19,857,255)	19,981,069
	Other Assets in Excess of Liabilities — 9.8%	2,163,303
	TOTAL NET ASSETS — 100.0%	$22,144,372

[1]	The rate is the annualized seven-day yield at period end.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Commodity Futures
CMX Gold	August 2020	2	$353,254	$360,100	$6,846

Foreign Exchange Futures
CME Euro	September 2020	4	564,630	562,675	(1,955)
CME Japanese Yen	September 2020	4	467,197	463,550	(3,647)
CME Swiss Franc	September 2020	11	1,454,495	1,454,750	255

Index Futures
CME NASDAQ 100 E-Mini	September 2020	1	195,804	202,945	7,141
FTSE China A50	July 2020	1	13,577	13,703	126
SGX Taiwan Index	July 2020	2	86,413	86,540	127

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	September 2020	8	1,109,392	1,113,375	3,983
CBOT 2-Year U.S. Treasury Note	September 2020	9	1,986,595	1,987,453	858
CBOT 5-Year U.S. Treasury Note	September 2020	11	1,380,426	1,383,164	2,738
CBOT U.S. Long Bond	September 2020	2	354,237	357,125	2,888
CBOT Ultra Long-Term U.S. Treasury Bond	September 2020	1	217,189	218,156	967
CME Eurodollar	March 2021	6	1,493,235	1,497,000	3,765
CME Eurodollar	March 2022	4	991,869	998,200	6,331
CME Eurodollar	June 2021	5	1,246,708	1,247,750	1,042
CME Eurodollar	June 2022	4	996,407	998,000	1,593
CME Eurodollar	September 2021	5	1,243,821	1,247,813	3,992
CME Eurodollar	December 2020	5	1,245,783	1,246,375	592
CME Eurodollar	December 2021	5	1,246,946	1,247,500	554
CME Eurodollar	December 2022	4	996,694	997,400	706
CME Eurodollar	September 2022	4	996,307	997,800	1,493
EUX Euro-BOBL	September 2020	1	134,981	134,980	(1)
EUX Euro-Bund	September 2020	5	878,933	883,053	4,120
EUX Euro-Buxl 30 Year Bond	September 2020	1	217,921	220,212	2,291
ICF 3 Month Euro Euribor	September 2022	1	251,163	251,176	13
ICF 3 Month Euro Euribor	December 2022	2	502,264	502,304	40
ICF 90 Day Sterling	March 2021	29	3,617,779	3,622,909	5,130
ICF 90 Day Sterling	March 2022	25	3,115,494	3,125,531	10,037
ICF 90 Day Sterling	June 2021	26	3,240,457	3,249,463	9,006
ICF 90 Day Sterling	June 2022	24	2,990,227	3,000,293	10,066
ICF 90 Day Sterling	September 2021	25	3,115,119	3,125,233	10,114
ICF 90 Day Sterling	September 2022	17	2,119,327	2,124,513	5,186
ICF 90 Day Sterling	December 2020	12	1,497,469	1,498,003	534
ICF 90 Day Sterling	December 2021	25	3,116,125	3,124,799	8,674
ICF 90 Day Sterling	December 2022	15	1,871,364	1,873,779	2,415
ICF Long Gilt	September 2020	11	1,510,476	1,514,892	4,416
MSE 3 Month Bank Acceptence	March 2021	7	1,740,400	1,740,639	239
MSE 3 Month Bank Acceptence	March 2022	2	496,929	496,926	(3)
MSE 3 Month Bank Acceptence	June 2021	7	1,740,237	1,740,403	166
MSE 3 Month Bank Acceptence	September 2021	4	994,307	994,339	32
MSE 3 Month Bank Acceptence	December 2020	6	1,491,561	1,491,755	194
MSE 3 Month Bank Acceptence	December 2021	3	745,418	745,506	88
MSE Canadian 10 Year Bond	September 2020	16	2,456,709	2,459,958	3,249
SFE 90 Day Bank Bill	March 2021	10	9,993,344	9,995,046	1,702
SFE 90 Day Bank Bill	March 2022	3	2,997,961	2,998,144	183
SFE 90 Day Bank Bill	June 2021	8	7,995,557	7,996,038	481
SFE 90 Day Bank Bill	September 2021	5	4,995,406	4,996,791	1,385
SFE 90 Day Bank Bill	December 2020	13	12,990,934	12,993,653	2,719
SFE 90 Day Bank Bill	December 2021	4	3,995,846	3,997,148	1,302
SFE Australian 10 Year Bond	September 2020	9	1,333,978	1,337,509	3,531
SFE Australian 3 Year Bond	September 2020	53	6,205,466	6,204,572	(894)
Total Long Contracts			106,994,131	107,120,941	126,810

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

FUTURES CONTRACTS (Continued)

Short Contracts	Expiration Date	Number of Contracts	Notional Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn	March 2021	(7)	$(123,958)	$(126,438)	$(2,480)
CBOT Corn	December 2020	(6)	(102,135)	(105,150)	(3,015)
CBOT Soybean	November 2020	(5)	(219,113)	(220,563)	(1,450)
CBOT Soybean Meal	December 2020	(7)	(207,113)	(207,130)	(17)
CBOT Soybean Oil	December 2020	(4)	(69,824)	(69,144)	680
CBOT Wheat	September 2020	(2)	(48,733)	(49,175)	(442)
CBOT Wheat	December 2020	(2)	(48,833)	(49,900)	(1,067)
CME Lean Hogs	October 2020	(4)	(84,780)	(78,960)	5,820
CME Lean Hogs	August 2020	(4)	(90,000)	(78,440)	11,560
CME Live Cattle	August 2020	(2)	(77,595)	(77,020)	575
CME Live Cattle	December 2020	(2)	(83,535)	(82,920)	615
CME Live Cattle	October 2020	(2)	(83,555)	(79,780)	3,775
CMX Copper	September 2020	(1)	(66,860)	(68,213)	(1,353)
ICE Brent Crude Oil	September 2020	(2)	(72,457)	(82,540)	(10,083)
ICE Brent Crude Oil	October 2020	(1)	(41,119)	(41,390)	(271)
ICE ECX Emission	December 2020	(1)	(18,455)	(28,021)	(9,566)
ICE Low Sulphur Gas	August 2020	(3)	(89,971)	(106,575)	(16,604)
ICE Low Sulphur Gas	September 2020	(1)	(34,924)	(35,900)	(976)
KCBT Hard Red Winter Wheat	September 2020	(2)	(44,833)	(43,975)	858
LME Copper	September 2020	(1)	(131,244)	(150,475)	(19,231)
LME Lead	September 2020	(1)	(43,981)	(44,338)	(357)
LME Primary Aluminum	September 2020	(3)	(111,842)	(121,200)	(9,358)
LME Primary Nickel	September 2020	(1)	(73,458)	(76,806)	(3,348)
LME Zinc	September 2020	(1)	(49,244)	(51,150)	(1,906)
ICE Cocoa	September 2020	(1)	(16,929)	(16,026)	903
ICE Cocoa	December 2020	(2)	(32,768)	(32,064)	704
NYBOT Cocoa	September 2020	(2)	(44,905)	(43,720)	1,185
NYBOT Cocoa	December 2020	(2)	(46,015)	(43,700)	2,315
NYBOT Coffee 'C'	March 2021	(1)	(38,604)	(39,506)	(902)
NYBOT Coffee 'C'	September 2020	(1)	(37,479)	(37,875)	(396)
NYBOT Coffee 'C'	December 2020	(1)	(39,091)	(38,794)	297
NYBOT Cotton #2	December 2020	(3)	(89,402)	(91,320)	(1,918)
NYBOT Sugar #11	March 2021	(5)	(70,446)	(70,336)	110
NYBOT Sugar #11	October 2020	(4)	(47,813)	(53,581)	(5,768)
NYMEX Natural Gas	August 2020	(27)	(494,069)	(472,770)	21,299
NYMEX Natural Gas	September 2020	(12)	(222,562)	(214,680)	7,882
NYMEX NY Harbor ULSD	September 2020	(1)	(50,247)	(50,551)	(304)
NYMEX NY Harbor ULSD	August 2020	(2)	(95,126)	(99,666)	(4,540)
NYMEX Platinum	October 2020	(1)	(42,563)	(42,560)	3
NYMEX RBOB Gasoline	August 2020	(3)	(138,107)	(151,389)	(13,282)
NYMEX WTI Crude Oil	August 2020	(2)	(61,006)	(78,540)	(17,534)
NYMEX WTI Crude Oil	September 2020	(1)	(37,748)	(39,340)	(1,592)

Foreign Exchange Futures
CME Australian Dollar	September 2020	(2)	(138,138)	(138,000)	138
CME British Pound	September 2020	(17)	(1,335,398)	(1,317,181)	18,217
CME Canadian Dollar	September 2020	(9)	(667,502)	(662,580)	4,922
CME Mexican Peso	September 2020	(5)	(110,684)	(107,700)	2,984
CME New Zealand Dollar	September 2020	(4)	(260,635)	(258,200)	2,435

Index Futures
CBOT DJIA Index E-Mini	September 2020	(1)	(128,413)	(128,445)	(32)
CME E-mini Russell 2000 Index	September 2020	(1)	(70,916)	(71,880)	(964)
EOP CAC 40 10 Euro	July 2020	(1)	(50,019)	(49,026)	993
EUX Euro STOXX 50	September 2020	(2)	(63,829)	(64,538)	(709)
HKG Hang Seng Index	July 2020	(1)	(1,217,737)	(1,217,042)	695
HKG HSCEI	July 2020	(1)	(488,087)	(487,353)	734
ICF FTSE 100 Index	September 2020	(1)	(61,679)	(61,426)	253
MIL FTSE/MIB Index	September 2020	(1)	(98,374)	(96,207)	2,167
MSE S&P/TSE 60 Index	September 2020	(1)	(182,474)	(184,850)	(2,376)
NYF MSCI EAFE Index	September 2020	(1)	(89,928)	(88,920)	1,008

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

FUTURES CONTRACTS (Continued)

Short Contracts (Continued)	Expiration Date	Number of Contracts	Notional Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Index Futures (Continued)
NYF MSCI Emerging Markets Index	September 2020	(2)	$(99,087)	$(98,570)	$517
OSE TOPIX Index	September 2020	(1)	(16,233,333)	(16,227,329)	6,004
SAF FTSE/JSE Top 40	September 2020	(2)	(957,954)	(960,714)	(2,760)
SFE SPI 200 Index	September 2020	(1)	(147,073)	(147,230)	(157)
SGX Nifty 50 Index	July 2020	(4)	(82,431)	(82,200)	231
SSE OMXS30 Index	July 2020	(3)	(502,175)	(501,928)	247

Interest Rate Futures
EUX Euro-Schatz	September 2020	(14)	(1,569,017)	(1,570,076)	(1,059)
Total Short Contracts			(28,177,325)	(28,213,016)	(35,691)

TOTAL FUTURES CONTRACTS			$78,816,806	$78,907,925	$91,119

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)		In Exchange For		Unrealized Appreciation (Depreciation)
9/16/2020	Morgan Stanley	(255,462)	BRL	(50,000)	USD	$3,177
9/16/2020	Morgan Stanley	39,862,155	CLP	50,000	USD	(1,410)
9/16/2020	Morgan Stanley	(20,304,250)	CLP	(25,000)	USD	250
9/16/2020	Morgan Stanley	(20,391,453)	CLP	(25,000)	USD	144
9/16/2020	Morgan Stanley	(20,471,750)	CLP	(25,000)	USD	46
9/16/2020	Morgan Stanley	(20,472,163)	CLP	(25,000)	USD	46
9/16/2020	Morgan Stanley	(20,491,500)	CLP	(25,000)	USD	22
9/16/2020	Morgan Stanley	(20,501,413)	CLP	(25,000)	USD	10
9/16/2020	Morgan Stanley	(38,747,825)	CLP	(50,000)	USD	2,769
9/16/2020	Morgan Stanley	(181,376,425)	COP	(50,000)	USD	2,046
9/16/2020	Morgan Stanley	(186,601,425)	COP	(50,000)	USD	664
9/16/2020	Morgan Stanley	(188,121,500)	COP	(50,000)	USD	262
9/16/2020	Morgan Stanley	100,000	EUR	2,661,275	CZK	303
9/16/2020	Morgan Stanley	50,000	EUR	1,341,463	CZK	(305)
9/16/2020	Morgan Stanley	50,000	EUR	1,336,013	CZK	(75)
9/16/2020	Morgan Stanley	25,000	EUR	666,451	CZK	28
9/16/2020	Morgan Stanley	25,000	EUR	666,575	CZK	23
9/16/2020	Morgan Stanley	25,000	EUR	666,736	CZK	16
9/16/2020	Morgan Stanley	25,000	EUR	666,724	CZK	17
9/16/2020	Morgan Stanley	100,000	EUR	34,481,666	HUF	3,185
9/16/2020	Morgan Stanley	75,000	EUR	26,287,790	HUF	1,036
9/16/2020	Morgan Stanley	25,000	EUR	8,766,262	HUF	333
9/16/2020	Morgan Stanley	25,000	EUR	8,900,619	HUF	(92)
9/16/2020	Morgan Stanley	25,000	EUR	8,901,477	HUF	(95)
9/16/2020	Morgan Stanley	25,000	EUR	8,900,469	HUF	(92)
9/16/2020	Morgan Stanley	25,000	EUR	8,900,494	HUF	(92)
9/16/2020	Morgan Stanley	50,000	EUR	523,749	NOK	1,844
9/16/2020	Morgan Stanley	50,000	EUR	523,636	NOK	1,855
9/16/2020	Morgan Stanley	25,000	EUR	269,265	NOK	154
9/16/2020	Morgan Stanley	25,000	EUR	261,933	NOK	916
9/16/2020	Morgan Stanley	25,000	EUR	269,123	NOK	169
9/16/2020	Morgan Stanley	25,000	EUR	261,614	NOK	949
9/16/2020	Morgan Stanley	25,000	EUR	269,827	NOK	95
9/16/2020	Morgan Stanley	25,000	EUR	270,077	NOK	69
9/16/2020	Morgan Stanley	100,000	EUR	444,382	PLN	198
9/16/2020	Morgan Stanley	50,000	EUR	223,804	PLN	(309)
9/16/2020	Morgan Stanley	25,000	EUR	111,353	PLN	(16)
9/16/2020	Morgan Stanley	25,000	EUR	111,396	PLN	(26)
9/16/2020	Morgan Stanley	25,000	EUR	111,139	PLN	38
9/16/2020	Morgan Stanley	25,000	EUR	111,137	PLN	39
9/16/2020	Morgan Stanley	25,000	EUR	111,147	PLN	36
9/16/2020	Morgan Stanley	25,000	EUR	111,097	PLN	49
9/16/2020	Morgan Stanley	100,000	EUR	1,052,892	SEK	(556)
9/16/2020	Morgan Stanley	50,000	EUR	56,104	USD	169
9/16/2020	Morgan Stanley	50,000	EUR	56,104	USD	170
9/16/2020	Morgan Stanley	50,000	EUR	56,136	USD	138
9/16/2020	Morgan Stanley	25,000	EUR	28,052	USD	85
9/16/2020	Morgan Stanley	25,000	EUR	28,052	USD	85
9/16/2020	Morgan Stanley	(8,890,869)	HUF	(28,052)	USD	(146)

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS - Continued

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)		In Exchange For		Unrealized Appreciation (Depreciation)
9/16/2020	Morgan Stanley	(8,891,194)	HUF	(28,052)	USD	$(147)
9/16/2020	Morgan Stanley	(17,782,153)	HUF	(56,104)	USD	(294)
9/16/2020	Morgan Stanley	(347,212)	ILS	(100,000)	USD	(454)
9/16/2020	Morgan Stanley	3,808,337	INR	50,000	USD	37
9/16/2020	Morgan Stanley	(1,908,094)	INR	(25,000)	USD	(70)
9/16/2020	Morgan Stanley	(1,923,034)	INR	(25,000)	USD	(266)
9/16/2020	Morgan Stanley	(1,924,054)	INR	(25,000)	USD	(280)
9/16/2020	Morgan Stanley	(3,817,523)	INR	(50,000)	USD	(158)
9/16/2020	Morgan Stanley	(11,427,000)	INR	(150,000)	USD	(137)
9/16/2020	Morgan Stanley	(13,361,329)	INR	(175,000)	USD	(552)
9/16/2020	Morgan Stanley	59,456,000	KRW	50,000	USD	(539)
9/16/2020	Morgan Stanley	(30,066,825)	KRW	(25,000)	USD	(12)
9/16/2020	Morgan Stanley	(30,095,105)	KRW	(25,000)	USD	(36)
9/16/2020	Morgan Stanley	(30,190,620)	KRW	(25,000)	USD	(115)
9/16/2020	Morgan Stanley	(30,203,000)	KRW	(25,000)	USD	(126)
9/16/2020	Morgan Stanley	(30,328,533)	KRW	(25,000)	USD	(230)
9/16/2020	Morgan Stanley	(30,337,500)	KRW	(25,000)	USD	(238)
9/16/2020	Morgan Stanley	(182,491,695)	KRW	(150,000)	USD	(1,815)
9/16/2020	Morgan Stanley	(546,182)	NOK	(56,136)	USD	(625)
9/16/2020	Morgan Stanley	(546,380)	NOK	(56,104)	USD	(678)
9/16/2020	Morgan Stanley	7,526,586	PHP	150,000	USD	517
9/16/2020	Morgan Stanley	2,519,637	PHP	50,000	USD	388
9/16/2020	Morgan Stanley	1,262,169	PHP	25,000	USD	241
9/16/2020	Morgan Stanley	1,261,319	PHP	25,000	USD	224
9/16/2020	Morgan Stanley	1,260,194	PHP	25,000	USD	201
9/16/2020	Morgan Stanley	1,260,094	PHP	25,000	USD	200
9/16/2020	Morgan Stanley	1,258,319	PHP	25,000	USD	164
9/16/2020	Morgan Stanley	1,258,269	PHP	25,000	USD	163
9/16/2020	Morgan Stanley	1,257,219	PHP	25,000	USD	142
9/16/2020	Morgan Stanley	1,256,919	PHP	25,000	USD	136
9/16/2020	Morgan Stanley	1,256,919	PHP	25,000	USD	136
9/16/2020	Morgan Stanley	1,256,344	PHP	25,000	USD	124
9/16/2020	Morgan Stanley	(1,266,481)	PHP	(25,000)	USD	(327)
9/16/2020	Morgan Stanley	(1,266,681)	PHP	(25,000)	USD	(331)
9/16/2020	Morgan Stanley	(1,736,560)	RUB	(25,000)	USD	819
9/16/2020	Morgan Stanley	(1,739,386)	RUB	(25,000)	USD	780
9/16/2020	Morgan Stanley	(1,770,115)	RUB	(25,000)	USD	352
9/16/2020	Morgan Stanley	(1,770,786)	RUB	(25,000)	USD	343
9/16/2020	Morgan Stanley	(3,468,516)	RUB	(50,000)	USD	1,702
9/16/2020	Morgan Stanley	780,723	SEK	75,000	EUR	(544)
9/16/2020	Morgan Stanley	520,687	SEK	50,000	EUR	(341)
9/16/2020	Morgan Stanley	520,622	SEK	50,000	EUR	(348)
9/16/2020	Morgan Stanley	260,231	SEK	25,000	EUR	(182)
9/16/2020	Morgan Stanley	69,833	SGD	50,000	USD	122
9/16/2020	Morgan Stanley	(69,604)	SGD	(50,000)	USD	42
9/16/2020	Morgan Stanley	(69,606)	SGD	(50,000)	USD	41
9/16/2020	Morgan Stanley	(69,662)	SGD	(50,000)	USD	1
9/16/2020	Morgan Stanley	(208,576)	SGD	(150,000)	USD	295
9/16/2020	Morgan Stanley	1,572,419	THB	50,000	USD	868

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS - Continued

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)		In Exchange For		Unrealized Appreciation (Depreciation)
9/16/2020	Morgan Stanley	1,548,838	THB	50,000	USD	$105
9/16/2020	Morgan Stanley	(1,549,028)	THB	(50,000)	USD	(111)
9/16/2020	Morgan Stanley	(1,549,028)	THB	(50,000)	USD	(111)
9/16/2020	Morgan Stanley	(4,737,023)	THB	(150,000)	USD	(3,243)
9/16/2020	Morgan Stanley	2,925,485	TWD	100,000	USD	(792)
9/16/2020	Morgan Stanley	1,484,142	TWD	50,000	USD	330
9/16/2020	Morgan Stanley	1,465,250	TWD	50,000	USD	(311)
9/16/2020	Morgan Stanley	1,460,842	TWD	50,000	USD	(461)
9/16/2020	Morgan Stanley	1,458,167	TWD	50,000	USD	(551)
9/16/2020	Morgan Stanley	735,046	TWD	25,000	USD	(74)
9/16/2020	Morgan Stanley	735,021	TWD	25,000	USD	(74)
9/16/2020	Morgan Stanley	731,596	TWD	25,000	USD	(191)
9/16/2020	Morgan Stanley	731,571	TWD	25,000	USD	(191)
9/16/2020	Morgan Stanley	731,546	TWD	25,000	USD	(192)
9/16/2020	Morgan Stanley	731,421	TWD	25,000	USD	(197)
9/16/2020	Morgan Stanley	(848,447)	ZAR	(50,000)	USD	1,499
9/16/2020	Morgan Stanley	(869,101)	ZAR	(50,000)	USD	319
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$13,168

BRL	- Brazilian Real
CLP	- Chilean Peso
COP	- Colombian Peso
CZK	- Czech Koruna
EUR	- Euro
HUF	- Hungarian Forint
ILS	- New Israeli Sheqel
INR	- Indian Rupee
KRW	- South Korean Won
NOK	- Norwegian Krone
PHP	- Philippine Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Baht
TWD	- New Taiwan Dollar
USD	- United States Dollar
ZAR	- South African Rand